Investments in associates and joint ventures (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Beginning of the year	$ 34,765	$ 42,978
Capital contributions	55	2,231
Share of profit / (loss)	2,622	(764)
Currency translations adjustment	(51)	(1,020)
Dividends	(319)	(7,731)
Reclassification to financial instruments	0	(320)
Others	0	(609)
End of the year	$ 37,072	$ 34,765